Supplement to the
Fidelity® Series Small Cap Core Fund
June 29, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the "Management Contract" section.
Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
The following information supplements information found in the "Management Contract" section.
The following table provides information relating to other accounts managed by Drew Gellert as of July 31, 2023:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	7
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$826	$3,842	$729
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity® Series Small Cap Core Fund  ($33 (in millions) assets managed).
As of July 31, 2023, the dollar range of shares of Fidelity® Small Cap Core Fund beneficially owned by Mr. Gellert was none.

SCC-SSTK-0424-101-1.9910816.101	April 2, 2024

Supplement to the
Fidelity® Series Small Cap Discovery Fund
June 29, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund's sub-advisory agreements with Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the "Management Contract" section.
Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

XS4-SSTK-0424-105-1.9870281.105	April 2, 2024

Supplement to the
Fidelity® Mid-Cap Stock K6 Fund
June 29, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the "Management Contract" section.
Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

MCS-K6-SSTK-0424-100-1.9912396.100	April 2, 2024

Supplement to the
Fidelity® Large Cap Stock K6 Fund
June 29, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the "Management Contract" section.
Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

LCSK6-SSTK-0424-100-1.9912408.100	April 2, 2024

Supplement to the
Fidelity® Small Cap Stock K6 Fund
June 29, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the "Management Contract" section.
Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

SLCXK6-SSTK-0424-100-1.9912407.100	April 2, 2024